INVESTMENTS - PrairieSky (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [line items]
(Gain) loss from investment	$ (38)	$ (327)	$ 50
Investment in PrairieSky Royalty Ltd.
Disclosure of detailed information about financial instruments [line items]
(Gain) loss from investments	(3)	(292)	11
Dividend income	(17)	(27)	(5)
(Gain) loss from investment	$ (20)	$ (319)	$ 6